Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000241788 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000241788 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000241788 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241788 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241788 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241788 | 92204A306 | Vanguard Energy ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241788 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241788 | 87283Q826 | T.Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241788 | 92204A504 | Vanguard Health Care ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241788 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241788 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241788 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241788 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000278691 | 97717W471 | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000278691 | 82889N699 | Simplify Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000278691 | 46090F100 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000278691 | 33733E856 | FT Vest Gold Strategy Target Income ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000278691 | 500767652 | KFA Mount Lucas Managed Future
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000278691 | 33739G103 | First Trust Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000278691 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000278691 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000278691 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000278691 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000278691 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000278691 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000278691 | Alternative33739G103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000278691 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000278691 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000278691 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000241789 | 92204A306 | Vanguard Energy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000241789 | 92204A504 | Vanguard Health Care ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241789 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241789 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000241789 | 92204A603 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241789 | 92204A801 | Vanguard Materials ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241789 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241789 | 92204A108 | Vanguard Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241789 | 922908553 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241789 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241789 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000241789 | Equities92204A884
Holdings [Line Items]
Percent of Total Investments	100.00%